Acquisitions and Divestitures	12 Months Ended
Sep. 30, 2017
Acquisitions and Divestitures
Acquisitions and Divestitures

NOTE 2—ACQUISITIONS AND DIVESTITURES

Sale of CGD Services

On May 31, 2018, we completed the previously announced sale of all of the issued and outstanding capital stock of Cubic Global Defense, Inc. and Omega Training Group, Inc., each a subsidiary in our former CGD Services segment, pursuant to the Stock Purchase Agreement dated April 18, 2018, by and among Cubic, CGD and Purchaser. In accordance with the terms of the Stock Purchase Agreement, the Purchaser agreed to pay us $135.0 million in cash upon the closing of the transaction, adjusted for the estimated working capital of CGD Services at the date of the sale compared to a working capital target. In addition to the upfront cash payment, we are eligible to receive an additional cash payment of $3.0 million based on the achievement of pre-determined earn-out conditions related to the award of certain government contracts. We have received $133.8 million in connection with the sale and have recorded a receivable from the Purchaser of $3.7 million for the estimated amount due related to the working capital settlement. No amount has been recorded as a receivable related to the potential achievement of earn-out conditions based upon our probability assessment of the achievement of the required conditions.  We recognized a loss of $6.1 million within discontinued operations for the nine months ended June 30, 2018 in conjunction with the sale, which was calculated as the excess of the carrying value of the net assets of CGD Services less the sales price in the Stock Purchase Agreement of $135.0 million less estimated selling costs of $4.2 million.

As a result of the sale, the operating results and cash flows of CGD Services have been classified as discontinued operations in the Consolidated Statements of Operations and Consolidated Statements of Cash Flows for all periods presented and the assets and liabilities of CGD Services have been classified as assets and liabilities of discontinued operations in the Consolidated Balance Sheets for all periods presented.

Income from discontinued operations, net of taxes, is comprised of the following (in thousands):

	Years Ended September 30,
	2017	2016	2015

Net sales	$378,152	$391,064	$402,146
Costs and expenses:
Cost of sales	342,819	350,429	362,147
Selling, general and administrative expenses	17,487	16,430	16,766
Amortization of purchased intangibles	2,752	4,764	7,690
Restructuring costs	208	574	559
Other income	(46)	(93)	(131)
Earnings from discontinued operations before income taxes	14,932	18,960	15,115
Income tax provision	401	5,145	2,371
Net income from discontinued operations	$14,531	$13,815	$12,744

The carrying amounts of CGD Services segment assets and liabilities that were classified as assets and liabilities of discontinued operations are as follows (in thousands):

	September 30,	September 30,
	2017	2016

Accounts receivable, net	$74,710	$80,138
Other current assets	1,190	1,667
Property and equipment, net	466	2,391
Goodwill	94,350	94,350
Purchased intangibles, net	8,637	11,389
Other noncurrent assets	(5,179)	(4,425)
Total assets	174,174	185,510
Accounts payable and other liabilities	36,862	32,771
Net assets	$137,312	$152,739

Business Acquisitions

Each of the following acquisitions has been treated as a business combination for accounting purposes. The results of operations of each acquired business has been included in our consolidated financial statements since the respective date of each acquisition.

Deltenna Ltd

In July 2017, we acquired all of the outstanding capital stock of Deltenna Ltd (Deltenna), a wireless infrastructure company specializing in the design and delivery of radio and antenna communication solutions. Deltenna designs and manufactures cutting-edge integrated wireless products including compact LTE base stations, broadband range extenders for areas of poor coverage and rugged antennas. The addition of Deltenna, headquartered in Chippenham, U.K., will enhance tactical communication and training capabilities of our CGD Systems businesses by effectively delivering high-capacity data networks within challenging and rigorous environments.

Deltenna’s sales and results of operations included in our operating results for the years ended September 30, 2017, 2016 and 2015 were as follows (in millions):

	September 30,
	2017	2016	2015
Sales	$0.1	$—	$—
Operating loss	(0.2)	—	—
Net loss after taxes	(0.2)	—	—

Deltenna’s operating results above included the following amounts for the years ended September 30, 2017, 2016 and 2015 (in millions):

	September 30,
	2017	2016	2015
Amortization	$—	$—	$—
Acquisition-related expenses	0.2	—	—

The estimated acquisition-date fair value of consideration is $5.3 million, which is comprised of cash paid of $4.0 million plus the estimated fair value of contingent consideration of $1.3 million. Under the purchase agreement, we will pay the sellers up to $7.0 million of contingent consideration if Deltenna meets certain sales goals from the date of acquisition through the year ending September 30, 2022. The contingent consideration liability will be re-measured to fair value at each reporting date until the contingencies are resolved and any changes in fair value are recognized in earnings.

The acquisition of Deltenna was paid for with funds from existing cash resources. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$1.0
Technology	1.1
Other net assets acquired (liabilities assumed)	(0.3)
Net identifiable assets acquired	1.8
Goodwill	3.5
Net assets acquired	$5.3

The estimated fair values of assets acquired and liabilities assumed, including purchased intangibles as well as the estimated fair value of contingent consideration are preliminary estimates pending the finalization of our valuation analyses. The estimated fair values of purchased intangibles were determined using the valuation methodology deemed to be the most appropriate for each type of asset being valued. The customer relationships used the excess earnings approach and the technology asset valuations used the relief from royalty approach.

The intangible assets are being amortized using straight-line methods based on the expected period of cash flows from the assets, over a weighted average useful life of eight years from the date of acquisition.

At the time of the acquisition, the goodwill resulting from the acquisition was deemed to consist primarily of the synergies expected from combining the operations of Deltenna with our legacy CGD Systems operating segment, and strengthening our capability of developing and integrating products in our defense portfolio, as well as the value of the assembled workforce that became our employees following the close of the acquisition. The amount recorded as goodwill was assigned to our legacy CGD Systems segment. As described in Note 16, we concluded that CMS became a separate operating segment beginning on October 1, 2017 distinct from our legacy CGD Systems operating segment. In conjunction with the changes to reporting units, on October 1, 2017 we reassigned goodwill between CGD Systems and CMS based on their relative fair values. The amount recorded as goodwill in connection with the acquisition of Deltenna is not expected to be deductible for tax purposes.

The estimated amortization expense related to the intangible assets recorded in connection with our acquisition of Deltenna for fiscal years 2018 through 2022 and thereafter is as follows (in millions):

Year Ended
September 30,
2018	$0.3
2019	0.3
2020	0.3
2021	0.3
2022	0.3
Thereafter	0.6

Vocality

On November 30, 2016, we acquired all of the outstanding capital stock of Vocality International (Vocality), based in Shackleford, U.K., a provider of embedded technology which unifies communications platforms, enhances voice quality, increases video performance and optimizes data throughput. Vocality contributes to our C4ISR portfolio of products for our CMS segment and expands our defense customer base. Vocality also sells its technology in the broadcast, oil and gas, mining, and maritime markets.

Vocality’s sales and results of operations included in our operating results for the years ended September 30, 2017, 2016 and 2015 were as follows (in millions):

	September 30,
	2017	2016	2015
Sales	$1.5	$—	$—
Operating loss	(2.9)	—	—
Net loss after taxes	(2.6)	—	—

Vocality’s operating results above included the following amounts for the years ended September 30, 2017, 2016 and 2015 (in millions):

	September 30,
	2017	2016	2015
Amortization	$0.6	$—	$—
Acquisition-related expenses	1.6	—	—

Prior to our acquisition of Vocality, Vocality had a number of share-based payment awards in place to its employees. Due to the structure of some of these share-based payment awards and the acceleration of vesting of certain of these awards in connection with our acquisition of Vocality, we were required to recognize compensation expense, rather than purchase consideration, for the portion of our purchase price that we paid to the seller that was distributed to the recipients of these awards. Consequently, we recognized $0.4 million of compensation expense within general and administrative expenses during the year ended September 30, 2017 related to this matter. This compensation is reflected in Vocality’s acquisition-related expenses and results of operations above for fiscal year 2017.

The acquisition date fair value of consideration is $9.6 million, which is comprised of cash paid of $9.7 million plus additional held back consideration to be paid in the future estimated at $0.3 million, less the $0.4 million of cash paid to the seller recorded as compensation expense described above.

The acquisition of Vocality was paid for with funds from existing cash resources. The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$2.1
Technology	2.4
Trade name	0.4
Inventory	1.7
Accounts payable and accrued expenses	(0.4)
Other net assets acquired (liabilities assumed)	(0.5)
Net identifiable assets acquired	5.7
Goodwill	3.9
Net assets acquired	$9.6

The fair values of purchased intangibles were determined using the valuation methodology deemed to be the most appropriate for each type of asset being valued. The customer relationships valuation used the excess earnings approach, and the technology and trade name asset valuations used the relief from royalty approach.

The intangible assets are being amortized using a combination of straight-line and accelerated methods based on the expected cash flows from the assets, over a weighted average useful life of nine years from the date of acquisition.

At the time of the acquisition, the goodwill resulting from the acquisition was deemed to consist primarily of the synergies expected from combining the operations of Vocality with our legacy CGD Systems operating segment, and strengthening our capability of developing and integrating products in our defense portfolio, as well as the value of the assembled workforce that became our employees following the close of the acquisition. The amount recorded as goodwill was assigned to our legacy CGD Systems segment. As described in Note 16, we concluded that CMS became a separate operating segment beginning on October 1, 2017 distinct from our legacy CGD Systems operating segment. In conjunction with the changes to reporting units, on October 1, 2017 we reassigned goodwill between CGD Systems and CMS based on their relative fair values. The amount recorded as goodwill in connection with the acquisition of Vocality is not expected to be deductible for tax purposes.

The estimated amortization expense related to the intangible assets recorded in connection with our acquisition of Vocality for fiscal years 2018 through 2022 and thereafter is as follows (in millions):

Year Ended
September 30,
2018	$0.8
2019	0.7
2020	0.6
2021	0.6
2022	0.5
Thereafter	1.3

GATR

On February 2, 2016, we acquired all of the outstanding capital stock of GATR Technologies, LLC (GATR), a defense systems business based in Huntsville, Alabama which manufactures expeditionary satellite communication terminal solutions. GATR expands our satellite communications and networking applications technologies for our CMS segment and expands our customer base.

GATR’s sales and results of operations included in our operating results for the years ended September 30, 2017, 2016 and 2015 were as follows (in millions):

	September 30,
	2017	2016	2015
Sales	$84.3	$43.1	$—
Operating income (loss)	1.9	(26.4)	—
Net income (loss) after taxes	1.4	(23.0)	—

GATR’s operating results above included the following amounts for the years ended September 30, 2017, 2016 and 2015 (in millions):

	September 30,
	2017	2016	2015
Amortization	$12.7	$9.7	$—
Gains (losses) for changes in fair value of contingent consideration	3.2	(0.7)	—
Acquisition-related expenses	0.6	22.0	—

GATR’s operating results for the year ended September 30, 2016 were significantly impacted by the GAAP accounting requirements regarding business combinations. Prior to our acquisition of GATR, GATR had a number of share-based payment awards in place to its employees. Due to the structure of certain of these share-based payment awards and the acceleration of vesting of certain of these awards in connection with our acquisition of GATR, we were required to recognize compensation expense, rather than purchase consideration, for the portion of our purchase price that we paid to the seller that was distributed to the recipients of these awards. Consequently, we recognized $18.5 million of compensation expense within general and administrative expenses during the year ended September 30, 2016 related to this matter. Of this $18.5 million amount, $15.4 million is not deductible for tax purposes.

The acquisition-date fair value of consideration is $220.5 million, which is comprised of cash paid of $236.1 million plus the fair value of contingent consideration of $2.5 million, less $18.1 million of cash paid to the seller that was recognized as expense in fiscal 2016. Under the purchase agreement, we will pay the sellers up to $7.5 million of contingent consideration if GATR meets certain gross profit goals for the 12 month periods ended February 28, 2017 and 2018. The contingent consideration liability will be re-measured to fair value at each reporting date until the contingencies are resolved and any changes in fair value are recognized in earnings.

The acquisition of GATR was paid for predominantly with the proceeds of borrowings on our revolving credit agreement in 2016. The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$51.7
Backlog	3.4
Technology	10.7
Non-compete agreements	1.2
Trade name	4.7
Accounts receivable	10.6
Inventory	3.4
Income tax receivable	5.1
Accounts payable and accrued expenses	(2.4)
Deferred tax liabilities	(23.8)
Net identifiable assets acquired	64.6
Goodwill	155.9
Net assets acquired	$220.5

The fair values of purchased intangibles were determined using the valuation methodology deemed to be the most appropriate for each type of asset being valued. The customer relationships and backlog valuation used the excess earnings approach, the non-compete agreements used the with-and-without approach, and the technology and trade name asset valuations used the relief from royalty approach.

The intangible assets are being amortized using a combination of straight-line and accelerated methods based on the expected cash flows from the assets, over a weighted average useful life of nine years from the date of acquisition.

At the time of the acquisition, the goodwill resulting from the acquisition was deemed to consist primarily of the synergies expected from combining the operations of GATR with our legacy CGD Systems business, including the synergies expected from combining its satellite communications and networking applications technologies with our C4ISR products and other products in our legacy CGD Systems portfolio.

The goodwill was also deemed to include the value of the assembled workforce that became our employees following the close of the acquisition and was allocated to our legacy CGD Systems segment. As described in Note 16, we concluded that CMS became a separate operating segment beginning on October 1, 2017 distinct from our legacy CGD Systems operating segment. In conjunction with the changes to reporting units, on October 1, 2017 we reassigned goodwill between CGD Systems and CMS based on their relative fair values. The amount recorded as goodwill is generally not expected to be deductible for tax purposes.

The estimated amortization expense related to the intangible assets recorded in connection with our acquisition of GATR for fiscal years 2018 through 2022 and thereafter is as follows (in millions):

Year Ended
September 30,
2018	$11.1
2019	9.8
2020	8.3
2021	6.9
2022	5.6
Thereafter	7.6

TeraLogics

On December 21, 2015, we acquired all of the assets of TeraLogics, LLC, an Ashburn, Virginia-based provider of real-time full motion video processing, exploitation and dissemination for the Department of Defense, the intelligence community and commercial customers. TeraLogics’ ability to develop real-time video analysis and delivery software for full motion video complements the existing tactical communications portfolio of our CMS segment and expands our customer base.

TeraLogic’s sales and results of operations included in our operating results for the years ended September 30, 2017, 2016 and 2015 were as follows (in millions):

	September 30,
	2017	2016	2015
Sales	$19.7	$14.2	$—
Operating loss	(1.8)	(2.9)	—
Net loss after taxes	(1.2)	(1.6)	—

TeraLogic’s operating results above included the following amounts for the years ended September 30, 2017, 2016 and 2015 (in millions):

	September 30,
	2017	2016	2015
Amortization	$3.5	$3.0	$—
Losses for changes in fair value of contingent consideration	(1.3)	(1.5)	—
Acquisition-related expenses	0.2	2.3	—

During the year ended September 30, 2016 we incurred a $1.3 million charge for compensation expense incurred related to amounts paid to TeraLogics employees upon the close of the acquisition. This compensation expense is reflected in TeraLogic’s acquisition-related expenses and the results of TeraLogic’s operations above.

The acquisition-date fair value of consideration is $33.9 million, which is comprised of cash paid of $28.9 million plus the acquisition-date fair value of contingent consideration of $5.0 million. Under the purchase agreement, we will pay the sellers up to $9.0 million of contingent consideration. Of this amount, up to $6.0 million will be paid if TeraLogics meets certain revenue thresholds in fiscal years 2016, 2017 and 2018; and up to $3.0 million will be paid if specific contract extensions are exercised by TeraLogics customers through fiscal 2018. The contingent consideration liability will be re-measured to fair value at each reporting date until the contingencies are resolved and any changes in fair value are recognized in earnings.

The acquisition of TeraLogics is being paid for with a combination of funds from our existing cash resources and borrowings on our revolving credit facility. The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$6.7
Backlog	5.6
Software	2.5
Non-compete agreements	0.1
Accounts receivable	1.4
Accounts payable and accrued expenses	(0.5)
Other net assets acquired (liabilities assumed)	(0.1)
Net identifiable assets acquired	15.7
Goodwill	18.2
Net assets acquired	$33.9

The fair values of purchased intangibles were determined using the valuation methodology deemed to be the most appropriate for each type of asset being valued. The customer relationships and backlog valuation used the excess earnings approach, the non-compete agreements used the with-and-without approach, and the software used the replacement cost new less cost decrements for obsolescence approach.

The intangible assets are being amortized using a combination of straight-line and accelerated methods based on the expected cash flows from the assets, over a weighted average useful life of seven years from the date of acquisition.

At the time of the acquisition, the goodwill resulting from the acquisition was deemed to consist primarily of the synergies expected from combining the operations of TeraLogics with our legacy CGD Systems business, including the synergies expected from combining TeraLogics real-time video capabilities with our existing tactical communications product portfolio as well as the value of the assembled workforce who became our employees following the close of the acquisition. The amount recorded as goodwill was assigned to our legacy CGD Systems segment. As described in Note 16, we concluded that CMS became a separate operating segment beginning on October 1, 2017 distinct from our legacy CGD Systems operating segment. In conjunction with the changes to reporting units, on October 1, 2017 we reassigned goodwill between CGD Systems and CMS based on their relative fair values. The amount recorded as goodwill in connection with the acquisition of TeraLogics is expected to be deductible for tax purposes.

The estimated amortization expense amounts related to the intangible assets recorded in connection with our acquisition of TeraLogics for fiscal years 2018 through 2022 and thereafter is as follows (in millions):

Year Ended
September 30,
2018	$2.8
2019	2.1
2020	1.4
2021	0.8
2022	0.5
Thereafter	0.9

H4 Global

On November 4, 2015, we acquired all of the assets of H4 Global, a U.K.-based provider of simulation-based training solutions which complements our CGD Systems segment training portfolio.

H4 Global’s sales and results of operations included in our operating results for the years ended September 30, 2017, 2016 and 2015 were as follows (in millions):

	September 30,
	2017	2016	2015
Sales	$3.3	$2.2	$—
Operating loss	(1.1)	(0.6)	—
Net loss after taxes	(0.9)	(0.4)	—

H4 Global’s operating results above included the following amounts for the years ended September 30, 2017, 2016 and 2015 (in millions):

	September 30,
	2017	2016	2015
Amortization	$0.1	$0.1	$—
Gains for changes in fair value of contingent consideration	—	0.4	—
Acquisition-related expenses	—	0.1	—

The acquisition-date fair value of consideration is $1.9 million, which is comprised of cash paid of $0.9 million plus the fair value of contingent consideration of $1.0 million. Under the purchase agreement, we will pay the sellers up to $4.1 million of contingent consideration, based upon the value of contracts entered over the five-year period beginning on the acquisition date. The contingent consideration liability will be re-measured to fair value at each reporting date until the contingencies are resolved and any changes in fair value will be recognized in earnings.

The fair value of the net assets acquired and liabilities assumed was not material. Consequently, virtually the entire purchase price of $1.9 million was recorded as goodwill, which is comprised of expected synergies and assembled workforce. The amount recorded as goodwill was allocated to our legacy CGD Systems segment. As described in Note 12, we concluded that CMS became a separate operating segment beginning on October 1, 2017 distinct from our legacy CGD Systems operating segment. In conjunction with the changes to reporting units, on October 1, 2017 we reassigned goodwill between CGD Systems and CMS based on their relative fair values. The amount recorded as goodwill is not expected to be deductible for tax purposes.

DTECH

On December 16, 2014 we acquired all of the outstanding capital stock of DTECH Labs, Inc. (DTECH). Based in Ashburn, Virginia, DTECH is a provider of modular networking and baseband communications equipment that adds networking capability to our secure communications business. This acquisition expands the portfolio of product offerings and the customer base of our CGD Systems segment.

DTECH’s sales and results of operations included in our operating results for the years ended September 30, 2017, 2016 and 2015 were as follows (in millions):

	September 30,
	2017	2016	2015
Sales	$39.0	$34.5	$45.8
Operating income (loss)	2.4	(3.0)	0.9
Net income (loss) after taxes	1.3	(2.1)	0.5

DTECH’s operating results above included $23.0 million and $14.2 million in intercompany sales for the years ended September 30, 2017 and 2016, respectively, as well as the following amounts for the years ended September 30, 2017, 2016 and 2015 (in millions):

	September 30,
	2017	2016	2015
Amortization	$6.8	$8.0	$9.2
Gains (losses) for changes in fair value of contingent consideration	2.0	0.5	(3.6)
Acquisition-related expenses	0.3	0.9	2.1

The cost of the acquisition was $99.5 million, adjusted by the difference between the net working capital acquired and the targeted working capital amounts and adjusted for other acquisition-related payments made upon closing, plus a contingent amount of up to $15.0 million based upon DTECH’s achievement of revenue and gross profit targets through fiscal year 2017. The acquisition-date fair value of the consideration was $99.4 million. The contingent consideration liability has been re-measured to fair value at each reporting date until the contingencies were resolved and changes in fair value have been recognized in earnings.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$35.1
Non-compete agreements	0.7
Backlog	2.1
Cash	0.9
Accounts receivable	5.4
Inventory	4.2
Warranty obligation	(0.4)
Tax liabilities	(3.3)
Accounts payable and accrued expenses	(3.4)
Other net assets acquired	0.2
Net identifiable assets acquired	41.5
Goodwill	57.9
Net assets acquired	$99.4

The fair values of purchased intangibles were determined using the valuation methodology deemed to be the most appropriate for each type of asset being valued. The customer relationships and backlog valuation used the excess earnings approach and the non-compete agreements used the with-and-without approach.

The intangible assets are being amortized using a combination of straight-line and accelerated methods based on the expected cash flows from the assets, over a weighted average useful life of seven years from the date of acquisition and the amortization is expected to be deductible for tax purposes.

At the time of the acquisition, the goodwill resulting from the acquisition was deemed to consist primarily of the synergies expected from combining the operations of DTECH with our legacy CGD Systems business, including the synergies expected from combining the networking and secure communications technologies of DTECH, and complementary products that will enhance our overall product and service portfolio as well as the value of the assembled workforce that became our employees following the close of the acquisition. The amount recorded as goodwill was allocated to our legacy CGD Systems segment. As described in Note 16, we concluded that CMS became a separate operating segment beginning on October 1, 2017 distinct from our legacy CGD Systems operating segment. In conjunction with the changes to reporting units, on October 1, 2017 we reassigned goodwill between CGD Systems and CMS based on their relative fair values. The amount recorded as goodwill is expected to be deductible for tax purposes.

The estimated amortization expense amounts related to the intangible assets recorded in connection with our acquisition of DTECH for fiscal years 2018 through 2021 is as follows (in millions):

Year Ended September 30,
2018	5.5
2019	4.1
2020	2.8
2021	1.5

Pro forma information

The following unaudited pro forma information presents our consolidated results of operations as if Deltenna, Vocality, GATR, TeraLogics, H4 Global and DTECH had been included in our consolidated results since October 1, 2015 (in millions):

	Year Ended
	September 30,
	2017	2016
Net sales	$1,109.4	$1,097.5

Net loss from continuing operations	$(26.1)	$(13.7)

The pro forma information includes adjustments to give effect to pro forma events that are directly attributable to the acquisitions and have a continuing impact on operations including the amortization of purchased intangibles and the elimination of interest expense for the repayment of debt. No adjustments were made for transaction expenses, other adjustments that do not reflect ongoing operations or for operating efficiencies or synergies. The pro forma financial information is not necessarily indicative of what the consolidated financial results of our operations would have been had the acquisitions been completed on October 1, 2015, and it does not purport to project our future operating results.